GRANTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
GRANTS RECEIVABLE	GRANT RECEIVABLE FROM CPRIT
Grants receivable balances are zero at September 30, 2024 and December 31, 2023. During the nine months ended September 30, 2024 and 2023, the Company received $0.1 million and $1.5 million from CPRIT, respectively. Since inception, the Company has received approximately $16.1 million under the grant. The grant was closed in 2023.
GRANTS RECEIVABLE
Grants receivable represents qualifying costs incurred where there is reasonable assurance that conditions of the grant have been met but the corresponding funds have not been received as of the reporting date. Grants receivable balances were $0 as of December 31, 2023 and $1.6 million at December 31, 2022, respectively. The Company received $1.5 million from the Cancer Prevention and Research Institute of Texas on February 15, 2023.